Average Annual Total Returns			12 Months Ended	26 Months Ended		60 Months Ended	66 Months Ended	81 Months Ended
		Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Destinations Large Cap Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			24.85%			13.81%		11.19%
Performance Inception Date		Mar. 20, 2017
Destinations Large Cap Equity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.37%			12.09%		9.76%
Destinations Large Cap Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.52%			10.83%		8.78%
Destinations Large Cap Equity Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.15%			14.02%	10.12%
Performance Inception Date	[1]	Jul. 16, 2018
Destinations Large Cap Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.58%	26.53%			15.52%
Destinations Small-Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.62%			12.99%		10.03%
Performance Inception Date		Mar. 20, 2017
Destinations Small-Mid Cap Equity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.49%			10.82%		8.11%
Destinations Small-Mid Cap Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.88%			9.95%		7.55%
Destinations Small-Mid Cap Equity Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.78%			13.16%	8.68%
Performance Inception Date	[2]	Jul. 16, 2018
Destinations Small-Mid Cap Equity Fund | Russell Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.57%	17.23%			12.68%
Destinations Small-Mid Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.20%	16.93%			9.97%
Destinations International Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.54%			7.41%		5.53%
Performance Inception Date		Mar. 20, 2017
Destinations International Equity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.16%			7.01%		5.14%
Destinations International Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.68%			5.92%		4.39%
Destinations International Equity Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[3]		15.73%			7.57%	4.38%
Performance Inception Date	[3]	Jul. 16, 2018
Destinations International Equity Fund | FTSE All-World ex US Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.43%	15.61%			7.32%
Destinations Equity Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.08%			8.24%		6.47%
Performance Inception Date		Mar. 20, 2017
Destinations Equity Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.09%			7.18%		5.20%
Destinations Equity Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.66%			6.35%		4.78%
Destinations Equity Income Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.31%			8.41%	6.87%
Performance Inception Date	[4]	Jul. 16, 2018
Destinations Equity Income Fund | FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.01%	11.39%			8.39%
Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.94%			0.12%		0.39%
Performance Inception Date		Mar. 20, 2017
Destinations Core Fixed Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.39%			(1.02%)		(0.72%)
Destinations Core Fixed Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.48%			(0.31%)		(0.11%)
Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[5]		5.91%			0.25%	0.44%
Performance Inception Date	[5]	Jul. 16, 2018
Destinations Core Fixed Income Fund | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.26%	5.39%			1.08%
Destinations Low Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.19%			3.46%		3.00%
Performance Inception Date		Mar. 20, 2017
Destinations Low Duration Fixed Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.67%			1.56%		1.26%
Destinations Low Duration Fixed Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.80%			1.82%		1.53%
Destinations Low Duration Fixed Income Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[6]		8.36%			3.61%	3.43%
Performance Inception Date	[6]	Jul. 16, 2018
Destinations Low Duration Fixed Income Fund | ICE BofA US Corporate & Government 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.44%	4.63%			1.52%
Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.05%			3.78%		3.25%
Performance Inception Date		Mar. 20, 2017
Destinations Global Fixed Income Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.36%			1.82%		1.40%
Destinations Global Fixed Income Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.29%			2.05%		1.68%
Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[7]		9.25%			3.94%	3.49%
Performance Inception Date	[7]	Jul. 16, 2018
Destinations Global Fixed Income Opportunities Fund | ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.27%	13.46%			5.21%
Destinations Municipal Fixed Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.57%			1.51%		1.40%
Performance Inception Date		Mar. 20, 2017
Destinations Municipal Fixed Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.57%			1.44%		1.32%
Destinations Municipal Fixed Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.86%			1.59%		1.42%
Destinations Municipal Fixed Income Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[8]		4.71%			1.65%	1.73%
Performance Inception Date	[8]	Jul. 16, 2018
Destinations Municipal Fixed Income Fund | ICE BofA US Municipal Securities 2-12 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	4.65%			1.97%
Destinations Multi Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.82%			6.55%		4.66%
Performance Inception Date		Mar. 20, 2017
Destinations Multi Strategy Alternatives Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.92%			4.95%		3.10%
Destinations Multi Strategy Alternatives Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.61%			4.46%		2.99%
Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[9]		12.99%			6.71%	4.96%
Performance Inception Date	[9]	Jul. 16, 2018
Destinations Multi Strategy Alternatives Fund | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	1.26%	5.39%			1.08%
Destinations Shelter Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			17.20%	0.24%
Performance Inception Date		Oct. 26, 2021
Destinations Shelter Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[11]		17.45%		(0.18%)
Performance Inception Date	[11]	Nov. 03, 2021
Destinations Shelter Fund | Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.10%		0.14%
Destinations Shelter Fund | Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.25%		0.18%
Destinations Shelter Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.54%	26.53%

[1]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[2]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[3]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[4]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[5]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[6]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[7]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[8]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[9]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[10]	The Fund’s prior benchmark, the Morningstar Broad Hedge Fund Index, has been retired by Morningstar as of March 31, 2024.
[11]	The Fund’s Class Z shares commenced operations on November 3, 2021.